INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill	$ 659,631,543	$ 604,514,165	$ 675,075,375
Monster distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Term of agreement (in years)	4 years
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 646,514,329	596,365,737	$ 666,755,196
Distribution rights | Chile operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	303,973,971	303,702,092
Distribution rights | Brazil operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	158,175,979	138,176,054
Distribution rights | Paraguay operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	181,675,993	152,595,420
Distribution rights | Argentina operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	2,688,386	$ 1,892,171
Brazilian Beer Brand Therezopolis
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	35,000
Purchase of intangible assets	$ 70,000
Percentage of each bottler bought	50.00%